Putnam
Convertible
Opportunities
and Income
Trust

ANNUAL REPORT
February 28, 1997

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* "[Historically], we've been able to get convertibles that go up about 75% as fast as the underlying stock, but go down only about half as much."

                      --  Hugh H. Mullin, lead manager, Putnam
                          Convertible Opportunities and Income Trust, as quoted in "Your Guide to Bond Funds," Business Week, February 10, 1997

* "The high-yield bond market has been rising along with a strong economy and falling interest rates through the 1990s. This sector has thrived as the economy has grown for five years without a recession. The rising tide has improved the prospects of the small, risky companies that generally issue high-yield debt."

                      --  Morningstar Mutual Funds, December 20, 1996

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

29 Financial statements

37 Results of December 5, 1996 Shareholder meeting



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

Generally favorable convertible and high-yield bond markets undeniably contributed to Putnam Convertible Opportunities and Income Trust's positive results during fiscal 1997. But it was astute security selection in both markets that was perhaps the most important differentiating factor in the fund's exceptional competitive performance during the fiscal year ended February 28, 1997.

With Hugh Mullin managing the fund's convertible sector and Jennifer Leichter managing the high-yield bond sector, your fund was able once again to outperform the benchmark indexes in both market sectors during the period. Among the managers' security selections were holdings that benefited from strong sector performance and those that rose with the recovery of the stock market from its summer correction.

On the following pages, Hugh and Jennifer discuss fiscal 1997's results and look at prospects for the months ahead.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 16, 1997



Report from the Fund Managers
Hugh H. Mullin
Jennifer E. Leichter

Strong security selection and a buoyant high-yield market propelled Putnam Convertible Opportunities and Income Trust past its comparative market benchmarks for the fiscal year ended February 28, 1997. Your fund's total returns of 14.54% at net asset value and 23.54% at market price outperformed the 11.62% return measured by the Merrill Lynch All Convertible Index and the 12.62% result tracked by the First Boston High Yield Bond Index.

The fund's eclipsing of the Merrill index is all the more noteworthy given that your fund's convertible holdings are largely of the smaller-capitalization variety -- a sector that was out of favor during the period -- while the Merrill index is more heavily weighted toward larger-capitalization convertibles, which led the market. (Please refer to the tables on pages 9 and 10 for complete performance information.)

* FINANCE, TECHNOLOGY LEAD CONVERTIBLES

Among the fund's convertible holdings, finance was the top-performing industry sector over the period. Convertibles issued by banks, savings and loans, and insurance companies benefited from a combination of improving corporate profits, a generally favorable interest-rate environment, continuing consolidation through mergers and acquisitions, and stock repurchase programs implemented by numerous companies. Standout performers in this sector included Sovereign Bancorp and Tennessee-based banking concern Union Planters Corp. (While these securities, along with others discussed in this report, were viewed favorably at the end of the period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.)

We took advantage of the corrections that gripped the stock and convertible markets during the late summer and early fall to increase substantially the fund's weighting in technology. Primarily, we added convertibles issued by software producers and semiconductor manufacturers. This proved timely, since the sector rebounded significantly during the final four months of calendar 1996. Notable holdings in this sector include S3, based in San Jose, California, an industry-leading manufacturer of chipsets for the ever-expanding computer graphics marketplace.

The fund's exposure to the health-care sector continued to provide mixed results. The sector underperformed for most of the year but began to improve during the final two months of the period. Continuing uncertainty surrounding Medicare and Medicaid reform and the scope of the reimbursement system for managed health-care providers held the sector in check. There is, however, an improved earnings outlook for many health-care companies over the 1997 - 98 period and we continue to believe that the securities contain a great deal of value yet to be realized.

[GRAPHIC OMITTED: chart TOP FIVE CONVERTIBLE HOLDINGS]

TOP FIVE CONVERTIBLE HOLDINGS

Sovereign Bancorp, Inc. $3.13 convertible preferred
Banking

Softkey International, Inc. 5.5% 144A convertible, 2000
Computer software

Union Planters Corp. Series E $2.00 convertible pfd.
Banking

Freeport-McMoRan Copper Co., Inc. $1.75 dep. shares conv. pfd.
Metals mining and production

J. Baker, Inc. 7.0% convertible, 2002
Footwear retailing

[GRAPHIC OMITTED: chart TOP FIVE HIGH-YIELD HOLDINGS]

TOP FIVE HIGH-YIELD HOLDINGS

Adelphia Communications Corp. 9.50% PIK, 2004
Cable television

Midland Funding Corp. Series A 11.75%, 2005
Finance subsidiary of electric utility

Foamex (L.P.) Capital Corp. 11.875%, 2004
Textile manufacturing

PMI Holdings Corp. Series B 0%-11.5% stepped-coupon, 2005
Agriculture

ICG Holdings, Inc. 0%-13.5% stepped-coupon, 2005
Telecommunications

Footnote reads:
Top 10 holdings are as of 2/28/97 and represent 7.7% of the fund's net assets. Top holdings will vary over time.



* MERGERS AND ACQUISITIONS PACE HIGH-YIELD MARKET

Merger-and-acquisition activity was one of the key driving forces behind the high-yield market's strong performance over the fiscal year. Rapid consolidation is occurring in a variety of industries with stronger companies buying out their principal competitors. Near the end of the period, a consolidation was completed by two fund holdings. First, aerospace contractor Greenwich Air Services acquired UNC, Inc. Approximately one month later, General Electric acquired Greenwich Air. Other consolidations benefiting your fund included the acquisition of fund holding Dade International, a medical supplies manufacturer, by Hoescht, the German chemical giant.

The fund's investments in electric utility bonds proved particularly successful during the period. Negative investor reaction caused the bonds of high-cost power producers to decline substantially in the face of utility deregulation and the uncertain profile of retail competition. Given this price weakness, which we viewed as overdone, we established and then increased positions in operators such as Long Island Lighting. Late in the fiscal year, as investors developed clearer conceptions of the shape that regulatory change is likely to take, the bonds of these and other high-yield utility issuers appreciated dramatically from their previously depressed levels.

After underperforming for much of the fiscal year's first half, telecommunications holdings rallied impressively over the second half. With the passage of the landmark telecommunications bill in February 1996, telecom companies launched aggressive financing plans to enable them to compete effectively with the telephone companies. This activity created a temporary oversupply of telecom bonds, dampening the sector's performance.

Once the market absorbed this supply, investors were free to focus on the ways in which telecom providers were deploying their capital. Many companies used the money to launch such technology as cellular communications systems. Once investors saw that many telecom operators were successfully following through on their business plans, high-yield investors returned to telecom bonds, believing that one element of risk was reduced in the industry, at least for now.

[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION (2/28/97)

Common stocks
(including warrants)    --  1.0%

Corporate high-yield
bonds                   -- 43.5%

Convertible securities  -- 47.5%

Other                   --  8.0%

Footnote reads:
Based on total market value of assets. Composition will vary over time.


Other highlights of the period included an increase in the fund's dividend from $0.141 to $0.155 per share during the fiscal year's second half. This was the second dividend increase during the course of the year and was made possible by the consistent level of high income earned by the fund's high-yield investments.

* VALUE SEEN AMONG SMALL-CAP CONVERTIBLES

In the convertible market, we believe the persistent underperformance of small-capitalization relative to large-capitalization issuers has created tremendous value in the small-capitalization sector. While it is uncertain when this value will be fully recognized in the market, as long-term, value-oriented investors, we are confident about the sector's prospects going forward. We will continue to follow a disciplined security selection process that places equal emphasis on company fundamentals -- sales, earnings, cash flow, etc. -- and valuation considerations.

Recent comments by Federal Reserve Board Chairman Alan Greenspan aimed at both the equity and high-yield markets were followed by a 0.25% increase in the target for overnight bank-lending rates. Regardless, a recent study by Merrill Lynch discussing the impact of Fed rate increases on the various bond market sectors highlighted the fact that, historically, the high-yield market, being the least sensitive market sector to interest-rate changes, has held its value the best during periods of Fed tightening. The threat of further Fed activity as well as elevated valuations in many high-yield sectors could make high-yield performance somewhat choppy over the near term. Nevertheless, we remain optimistic about the market's potential, given the continuing moderate growth/low inflation economic environment. After all, if the Fed continues to raise rates, it will be in response to a strong economy -- a state of affairs that has always been supportive to high-yield issuers.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/97, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Convertible Opportunities and Income Trust is designed for investors aggressively seeking capital appreciation and current income through a diversified portfolio of lower-grade and nonrated convertible securities and nonconvertible high-yielding securities.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 2/28/97

                                   Merrill Lynch   First Boston
                                        All         High Yield    Consumer
                            Market   Convertible       Bond         Price
                      NAV    price      Index         Index         Index
------------------------------------------------------------------------------
1 year               14.54%  23.54%     11.62%        12.62%        2.71%
------------------------------------------------------------------------------
Life of fund
(since 6/29/95)      28.52   17.95      25.96         22.25         4.33
Annual average       16.21   10.39      14.84         12.81         2.57
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 3/31/97
(most recent calendar quarter)

                                                      Market
                                             NAV       price
------------------------------------------------------------------------------
1 year                                     10.97%      21.15%
------------------------------------------------------------------------------
Life of fund
(since 6/29/95)                            25.59       15.07
Annual average                             13.82        8.30
------------------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, principal value, and market price will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 2/28/97

------------------------------------------------------------------------------
Distributions (number)              12
------------------------------------------------------------------------------
Income                            $2.001
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long term                          0.144
------------------------------------------------------------------------------
Short term                         1.191
------------------------------------------------------------------------------
  Total                           $3.336
------------------------------------------------------------------------------
Share value:                 NAV        Market price
------------------------------------------------------------------------------
2/29/96                    $26.43          $22.625
------------------------------------------------------------------------------
2/28/97                     26.40           24.375
------------------------------------------------------------------------------
Current return
(end of period)              NAV        Market price
------------------------------------------------------------------------------
Current dividend rate1       7.05%            7.63%
------------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.

TERMS AND DEFINITIONS

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.

COMPARATIVE BENCHMARKS

The Merrill Lynch All Convertible Index is an unmanaged list of convertible securities commonly used as a measure of performance for the convertible market.*

The First Boston High Yield Bond Index is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's (registered trademark) and Baa by Moody's. The average quality of bonds included in theindex may be lower than the average quality of those bonds in which the fund customarily invests.*

Consumer Price Index (CPI ) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Report of independent accountants
For the fiscal year ended February 28, 1997

To the Trustees and Shareholders of
Putnam Convertible Opportunities and Income Trust

We have audited the accompanying statement of assets and liabilities of Putnam Convertible Opportunities and Income Trust, including the portfolio of investments owned, as of February 28, 1997, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period from June 29, 1995 (commencement of operations) to February 29, 1996. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Convertible Opportunities and Income Trust as of February 28, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period from June 29, 1995 (commencement of operations) to February 29, 1996, in conformity with generally accepted accounting principles.

                                                      Coopers & Lybrand L.L.P.

Boston, Massachusetts
April 15, 1997




Portfolio of investments owned
February 28, 1997

CORPORATE BONDS AND NOTES  (43.7%) *
PRINCIPAL AMOUNT                                                                                    VALUE
Advertising  (0.1%)
---------------------------------------------------------------------------------------------------------
       $90,000   Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                             $   93,600

Aerospace and Defense (0.9%)
---------------------------------------------------------------------------------------------------------
       155,000   Greenwich Air Services, Inc. sr. notes 10 1/2s, 2006                             167,400
       100,000   Sequa Corp. med. term notes 10s, 2001                                            103,150
       500,000   UNC, Inc. sr. notes 9 1/8s, 2003                                                 512,500
        50,000   UNC, Inc. sr. sub. notes 11s, 2006                                                55,000
                                                                                           --------------
                                                                                                  838,050

Agriculture (1.0%)
---------------------------------------------------------------------------------------------------------
     1,000,000   PMI Holdings Corp. sub. disc. deb. stepped-coupon
                   Ser. B, zero % (11 1/2s, 9/1/00), 2005 ++                                      710,000
       242,548   PSF, Inc. sr. sec. notes 11s, 2003 [2 DBL. DAGGERS]                              264,378
                                                                                           --------------
                                                                                                  974,378

Apparel (0.2%)
---------------------------------------------------------------------------------------------------------
        30,000   GFSI, Inc. 144A sr. sub. notes 9 5/8s, 2007                                       30,450
       140,000   Sassco Fashions Ltd. 144A notes 12 3/4s, 1999 ##                                 140,000
                                                                                           --------------
                                                                                                  170,450

Automotive (0.1%)
---------------------------------------------------------------------------------------------------------
        90,000   CSK Auto, Inc. 144A sr. sub. notes 11s, 2006                                      93,600

Automotive Parts (0.8%)
---------------------------------------------------------------------------------------------------------
       100,000   APS Inc. 144A sr. sub. notes 11 7/8s, 2006                                       107,000
       188,000   Aftermarket Technology Corp. sr. sub. notes 12s, 2004                            210,560
       100,000   Harvard Industries Inc. sr. notes 11 1/8s, 2005                                   62,000
       150,000   Key Plastics Corp. sr. notes 14s, 1999                                           166,500
       195,000   Lear Corp. sub. notes 9 1/2s, 2006                                               210,356
                                                                                           --------------
                                                                                                  756,416

Banks (0.4%)
---------------------------------------------------------------------------------------------------------
       200,000   First Nationwide Holdings sr. sub. notes 9 1/8s, 2003                            208,000
        60,000   North Fork Bancorp, Inc. 144A bonds 8.7s, 2026                                    59,175
        70,000   Provident Capital Trust 144A bonds 8.6s, 2026                                     70,630
        40,000   Riggs Capital Trust 144A bonds 8 5/8s, 2026                                       40,795
        50,000   Webster Capital Trust I 144A bonds 9.36s, 2027                                    51,060
                                                                                           --------------
                                                                                                  429,660

Basic Industry (--%)
---------------------------------------------------------------------------------------------------------
        65,000   Tractor Inc. 144A sr. notes 8 1/2s, 2007                                          65,163

Broadcasting (2.5%)
---------------------------------------------------------------------------------------------------------
       215,000   Capstar Broadcasting 144A sr. disc. notes stepped-
                   coupon zero % (12 3/4s, 2/1/02), 2009 ++                                       124,700
        40,000   Chancellor Radio Broadcasting Corp. sr. sub. notes
                   9 3/8s, 2004                                                                    41,200
       350,000   Commodore Media, Inc. sr. sub. notes stepped-coupon
                   7 1/2s, (13 1/4s, 5/1/98), 2003 ++                                             369,250
       500,000   Heritage Media Services Corp. sr. sub. notes 8 3/4s,
                 2006                                                                             496,250
        45,000   Jacor Communications, Inc. company guaranty 9 3/4s,
                 2006                                                                              47,700
       160,000   Net Sat Servicos Ltd. 144A sr. notes 12 3/4s, 2004
                   (Brazil)                                                                       174,800
       175,000   Paxson Communications Corp. 144A sr. sub. notes
                   11 5/8s, 2002                                                                  186,375
       414,000   Petracom Holdings, Inc. notes stepped-coupon zero %
                   (17 1/2s, 8/1/98), 2003 ++                                                     356,040
       250,000   SFX Broadcasting, Inc. sr. sub. notes Ser. B, 10 3/4s,
                 2006                                                                             270,000
       140,000   TCI Satellite Entertainment 144A sr. disc. notes stepped-
                   coupon zero % (12 1/4s, 2/15/02), 2007 ++                                       77,700
        80,000   TCI Satellite Entertainment 144A sr. sub. notes 10 7/8s,
                 2007                                                                              80,400
       209,000   Telemedia Broadcasting Corp. 144A deb. stepped-coupon
                   3.8s, (16s, 6/15/99), 2004 ++ +                                                190,190
        35,000   TV Azteca Sa De Cv 144A sr. notes 10 1/2s, 2007
                   (Mexico)                                                                        35,525
                                                                                           --------------
                                                                                                2,450,130

Building and Construction (1.5%)
---------------------------------------------------------------------------------------------------------
        85,000   Atrium Companies Inc. 144A sr. sub. notes 10 1/2s, 2006                           87,338
        60,000   Continental Homes Holding Corp. sr. notes 10s, 2006                               63,000
        40,000   Del. Webb Corp. sr. sub. notes 9 3/4s, 2008                                       40,750
       300,000   Presley Cos. sr. notes 12 1/2s, 2001                                             291,750
       450,000   Scotsman Group, Inc. sr.  notes 9 1/2s, 2000                                     463,500
       450,000   Terex Corp. sr. notes Ser. B, 13 1/4s, 2002                                      499,500
                                                                                           --------------
                                                                                                1,445,838

Building Products (0.9%)
---------------------------------------------------------------------------------------------------------
       160,000   Cemex S.A. 144A bonds 12 3/4s, 2006 (Mexico)                                     186,800
       275,000   Inter-City Products sr. notes 9 3/4s, 2000                                       281,875
       275,000   Schuller International Corp. sr. notes 10 7/8s, 2004                             305,250
       150,000   Waxman Industries Inc. sr. notes stepped-coupon Ser. B,
                   zero % (12 3/4s, 6/1/99), 2004 ++                                              123,000
                                                                                           --------------
                                                                                                  896,925

Business Services (0.2%)
---------------------------------------------------------------------------------------------------------
        75,000   Intertek Finance PLC 144A sr. sub. notes 10 1/4s, 2006
                   (United Kingdom)                                                                78,655
        75,000   Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                   82,500
                                                                                           --------------
                                                                                                  161,155

Cable Television (4.4%)
---------------------------------------------------------------------------------------------------------
     1,017,355   Adelphia Communications Corp. sr. notes 9 1/2s, 2004 [2 DBL. DAGGERS]            915,620
       250,000   American Telecasting, Inc. sr. disc. notes stepped-coupon
                   ser. B,  zero % (14 1/2s, 8/15/00), 2005 ++                                     72,500
       250,000   Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                   (11.2s, 11/15/00), 2007 (Bermuda) ++                                           178,125
       300,000   Diamond Cable Communications Co. sr. disc. notes
                   stepped-coupon zero % (11 3/4s, 12/15/00), 2005 ++                             207,000
       295,000   Diamond Cable Communications Co. 144A sr. disc. notes
                   stepped-coupon zero % (10 3/4s, 2/15/02), 2007 ++                              177,738
       206,230   Falcon Holdings Group, Inc. sr. sub. notes 11s, 2003 [2 DBL. DAGGERS]            185,606
       195,000   Heartland Wireless Communications, Inc. 144A sr. notes
                   14s, 2004                                                                      185,250
       100,000   Heartland Wireless Communications, Inc. sr. notes 13s,
                 2003                                                                              97,000
       250,000   International Cabletel, Inc. sr. notes stepped-coupon
                   Ser. A, zero % (12 3/4s, 4/15/200), 2005 ++                                    187,500
       375,000   International Cabletel, Inc. sr. notes stepped-coupon
                   Ser. B, zero % (11 1/2s, 2/01/01), 2006 ++                                     251,250
       170,000   International Cabletel, Inc. 144A sr. notes 10s, 2007                            170,850
       175,000   Lenfest Communications, Inc. sr. sub. notes 10 1/2s,
                 2006                                                                             187,250
       175,000   Lenfest Communications, Inc. sr. notes 8 3/8s, 2005                              169,750
       250,000   Marcus Cable Co. (L.P.) sr. deb. 11 7/8s, 2005                                   265,000
       250,000   Marcus Cable Co. (L.P.) sr. sub. disc. notes stepped-
                   coupon zero % (13 1/2s, 8/1/99), 2004 ++                                       208,750
       705,000   Telewest Communications PLC deb. stepped-coupon
                   zero % (11s, 10/1/00), 2007 (United Kingdom) ++                                484,687
        40,000   TV Filme, Inc. 144A sr. notes 12 7/8s, 2004 (Brazil)                              41,600
       435,000   UIH Australia/Pacific, Inc. sr. disc. notes stepped-coupon
                   Ser. B, zero % (14s, 5/15/01), 2006 (Australia) ++                             234,900
       150,000   Wireless One, Inc. sr. notes 13s, 2003                                           139,500
                                                                                           --------------
                                                                                                4,359,876

Chemicals (1.2%)
---------------------------------------------------------------------------------------------------------
       350,000   Acetex Corp. 144A sr. notes 9 3/4s, 2003 (Canada)                                353,500
        40,000   Freedom Chemicals, Inc. 144A sr. sub. notes 10 5/8s, 2006                         42,500
       125,000   Harris Chemical Corp. sr. secd. disc. notes 10 1/4s, 2001                        132,188
       500,000   ISP Holdings, Inc. 144A sr. notes 9 3/4s, 2002                                   532,500
        75,000   NL Industries, Inc. sr. notes stepped-coupon zero %
                   (13s, 10/15/98), 2005 ++                                                        68,625
        75,000   Sterling Chemicals Holdings sr. disc. notes stepped-
                   coupon zero % (13 1/2s, 8/15/01), 2008 ++                                       49,125
                                                                                           --------------
                                                                                                1,178,438

Computer Services (0.3%)
---------------------------------------------------------------------------------------------------------
       235,000   Unisys Corp. sr. notes 11 3/4s, 2004                                             256,150

Consumer Durable Goods (0.2%)
---------------------------------------------------------------------------------------------------------
       130,000   Icon Fitness Corp. 144A sr. disc. notes stepped-coupon
                   zero % (14s, 11/15/01), 2006 ++                                                 71,825
       100,000   Remington Products Co. sr. sub. notes Ser. B, 11s, 2006                           93,250
                                                                                           --------------
                                                                                                  165,075

Consumer Services (0.3%)
---------------------------------------------------------------------------------------------------------
       311,000   Coinmach Corp. 144A sr. notes Ser. B, 11 3/4s, 2005                              342,878

Cosmetics (0.4%)
---------------------------------------------------------------------------------------------------------
       500,000   Revlon Worldwide Corp. 144A sr. disc. notes zero %,
                 2001                                                                             328,125
        65,000   Revlon Worldwide Corp. sr. disc. notes Ser. B, zero %,
                 1998                                                                              60,938
                                                                                           --------------
                                                                                                  389,063

Electric Utilities (2.1%)
---------------------------------------------------------------------------------------------------------
        50,000   AES China Generating Co. sr. notes 10 1/8s, 2006                                  53,000
       150,000   BVPS II Funding Corp. secd. lease oblig. bonds 9s, 2017                          150,655
       240,000   First PV Funding deb. 10.15s, 2016                                               254,400
        35,000   Hidro Pierda Aguila 144A bonds 10 5/8s, 2001
                   (Argentina)                                                                     36,575
       500,000   Long Island Lighting Co. deb. 9s, 2022                                           527,810
       750,000   Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                 844,425
       128,493   Northeast Utilities System notes Ser. A, 8.58s, 2006                             122,636
       104,000   Northeast Utilities System notes Ser. B, 8.38s, 2005                             102,370
                                                                                           --------------
                                                                                                2,091,871

Electronics (1.2%)
---------------------------------------------------------------------------------------------------------
       500,000   Amphenol Corp. sr. notes 10.45s, 2001                                            538,750
        55,000   Celestica International Ltd. 144A sr. sub. notes 10 1/2s,
                   2006 (India)                                                                    59,469
        64,737   Cirent Semiconductor sr. sub. notes 10.22s, 2002                                  64,656
        65,003   Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                             64,921
       700,000   International Semi-Tech. Corp. sr. disc. notes stepped-
                   coupon zero % (11 1/2s, 8/15/00), 2003 (Canada) ++                             402,500
        50,000   Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                       52,500
                                                                                           --------------
                                                                                                1,182,796

Entertainment (1.0%)
---------------------------------------------------------------------------------------------------------
       245,300   Cinemark Mexico notes 13s, 2003 (Mexico) [2 DBL. DAGGERS]                        237,941
       160,000   Cinemark USA, Inc. notes 9 5/8s, 2008                                            164,800
       500,000   Premier Parks, Inc. sr. notes Ser. A, 12s, 2003                                  562,500
                                                                                           --------------
                                                                                                  965,241

Environmental Control (0.1%)
---------------------------------------------------------------------------------------------------------
        90,000   Allied Waste Industries, Inc. 144A sr. sub. notes 10 1/4s,
                 2006                                                                              96,300

Financial Services (0.6%)
---------------------------------------------------------------------------------------------------------
        60,000   Aames Financial Corp. sr. notes 9 1/8s, 2003                                      60,000
        40,000   Colonial Capital Trust I  144A company guaranty
                   8.92s, 2027                                                                     40,488
       105,000   Contifinancial Corp. sr. notes 8 3/8s, 2003                                      108,150
        45,000   Dollar Financial Group Inc. 144A sr. notes 10 7/8s, 2006                          47,363
        45,000   Imperial Credit Industries, Inc. 144A sr. notes 9 7/8s, 2007                      45,900
        80,000   Ocwen Federal Bank FSB sub. deb. 12s, 2005                                        88,600
        50,000   Ocwen Financial Corp. notes 11 7/8s, 2003                                         55,375
        55,000   Olympic Financial Ltd. sr. notes 13s, 2000                                        61,600
        50,000   Outsourcing Solutions Inc. 144A sr. sub. notes 11s, 2006                          53,625
                                                                                           --------------
                                                                                                  561,101

Food (0.8%)
---------------------------------------------------------------------------------------------------------
        25,000   MBW Foods, Inc. 144A sr. sub. notes 9 7/8s, 2007                                  25,438
       750,000   Southland Corp. 1st priority sr. sub. deb 5s, 2003                               621,563
       170,000   Specialty Foods Corp. sr. notes Ser. B, 10 1/4s, 2001                            167,450
                                                                                           --------------
                                                                                                  814,451

Food and Beverages (--%)
---------------------------------------------------------------------------------------------------------
        30,000   Canandaigua Wine Co. 144A sr. sub. notes 8 3/4s, 2003                             30,300

Health Care (1.2%)
---------------------------------------------------------------------------------------------------------
        45,000   Genesis Health Ventures, Inc. sr. sub. notes 9 1/4s, 2006                         45,900
       500,000   Integrated Health Services, Inc. sr. sub. notes 10 3/4s, 2004                    547,500
       275,000   Paracelsus Healthcare Corp. sr. sub. notes 10s, 2006                             269,500
       165,000   Tenet Healthcare Corp. sr. notes 8s, 2005                                        167,888
       160,000   Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                               165,600
                                                                                           --------------
                                                                                                1,196,388

Lodging (0.1%)
---------------------------------------------------------------------------------------------------------
       100,000   John Q Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                               100,125

Medical Supplies and Devices (0.6%)
---------------------------------------------------------------------------------------------------------
       150,000   Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                    164,250
       100,000   Graphic Controls Corp. 144A sr. sub. notes Ser. A,
                   12s, 2005                                                                      110,750
       125,000   IMED Corp. sr. sub. notes 9 3/4s, 2006                                           129,687
       150,000   Wright Medical Technology, Inc. sr. secd. notes Ser. B,
                   10 3/4s, 2000                                                                  151,500
                                                                                           --------------
                                                                                                  556,187

Metals and Mining (0.5%)
---------------------------------------------------------------------------------------------------------
        30,000   Acindar Industria Argentina de Aceros S.A. bonds
                   11 1/4s, 2004 (Argentina)                                                       31,125
        80,000   AK Steel Corp. 144A sr. notes 9 1/8s, 2006                                        83,000
        50,000   NL Industries, Inc. sr. notes 11 3/4s, 2003                                       54,375
        70,000   Renco Metals, Inc. sr. notes 11 1/2s, 2003                                        73,675
        70,000   Royal Oak Mines, Inc. company guaranty Ser. B, 11s,
                   2006 (Canada)                                                                   72,100
       125,000   WCI Steel, Inc. 144A sr. notes 10s, 2004                                         131,250
                                                                                           --------------
                                                                                                  445,525

Networking (0.4%)
---------------------------------------------------------------------------------------------------------
       600,000   CellNet Data Systems, Inc. sr. disc. notes stepped-
                   coupon Ser. B, zero % (13s, 6/15/00), 2005 ++                                  426,000

Office Supplies (0.3%)
---------------------------------------------------------------------------------------------------------
       250,000   United Stationer Supply, Inc. sr. sub. notes 12 3/4s, 2005                       282,500

Oil and Gas (3.6%)
---------------------------------------------------------------------------------------------------------
        70,000   Abraxas Petrolem Corp. 144A sr. notes 11 1/2s, 2004                               76,038
       250,000   Chesapeake Energy Corp. sr. notes 10 1/2s, 2002                                  270,625
       200,000   Chesapeake Energy Corp. sr. notes 9 1/8s, 2006                                   210,000
        40,000   CIA Naviera Perez Companc S.A. 144A bonds 9s, 2004
                   (Argentina)                                                                     40,000
        50,000   Cliffs Drilling Co. company guaranty Ser. B, 10 1/4s, 2003                        53,688
       300,000   Flores & Rucks, Inc. sr. notes 13 1/2s, 2004                                     358,500
        45,000   Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                  48,488
        45,000   Forcenergy, Inc. sr. sub. notes 9 1/2s, 2006                                      47,925
        40,000   Forcenergy, Inc. 144A sr. sub. notes 8 1/2s, 2007                                 39,600
       500,000   Gulf Canada Resources Ltd. sr. sub. notes 9 5/8s, 2005
                   (Canada)                                                                       543,750
        50,000   Kelley Oil & Gas Corp. sr. sub. notes Ser. B, 10 3/8s, 2006                       53,125
       500,000   Maxus Energy Corp. deb. 11 1/4s, 2013                                            517,500
       250,000   Maxus Energy Corp. med. term notes 10.83s, 2004                                  275,000
        75,000   Parker Drilling Corp. sr. notes Ser. B, 9 3/4s, 2006                              79,875
        40,000   Texas Petrochemical Corp. sr. sub. notes 11 1/8s, 2006                            42,900
       400,000   Transamerican Refining Corp. var. coupon 1st mtge.
                   zero % (18.5s 2/15/98), 2002 ++                                                370,000
       304,000   TransTexas Gas Corp. sr. disc. notes stepped-coupon
                   zero % (13 1/4s, 12/16/01), 2003 ++                                            191,520
       250,000   TransTexas Gas Corp. sr. secd. notes 11 1/2s, 2002                               277,188
                                                                                           --------------
                                                                                                3,495,722

Packaging & Containers (0.7%)
---------------------------------------------------------------------------------------------------------
       500,000   Ivex Packaging Corp. sr. sub. notes 12 1/2s, 2002                                545,000
        60,000   Printpack, Inc. sr. notes Ser. B, 9 7/8s, 2004                                    63,000
        40,000   Radnor Holdings Corp. 144A sr. notes 10s, 2003                                    41,400
                                                                                           --------------
                                                                                                  649,400

Paging (0.7%)
---------------------------------------------------------------------------------------------------------
       375,000   Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002                          368,438
       300,000   Pagemart Nationwide, Inc. sr. disc. notes stepped-coupon
                   zero % (15s, 2/1/00), 2005 ++                                                  210,000
       100,000   Pronet, Inc. sr. sub. notes 11 7/8s, 2005                                         96,000
                                                                                           --------------
                                                                                                  674,438

Paper and Forest Products (1.7%)
---------------------------------------------------------------------------------------------------------
       250,000   APP International Finance Co. notes 11 3/4s, 2005
                   (Netherlands)                                                                  275,625
        75,000   Domtar, Inc. deb. 9 1/2s, 2016 (Canada)                                           82,500
       230,000   Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s, 2003                          248,400
       250,000   Gaylord Container Corp. sr. sub. disc. deb. 12 3/4s, 2005 ++                     276,875
       300,000   Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                             301,500
       350,000   Riverwood International Corp. company guaranty
                   10 7/8s, 2008                                                                  300,125
       200,000   Stone Container Corp. sr. notes 11 7/8s, 2016                                    209,500
                                                                                           --------------
                                                                                                1,694,525

Publishing (0.3%)
---------------------------------------------------------------------------------------------------------
        30,000   Sun Media Corp. 144A sr. sub. notes 9 1/2s, 2007
                   (Canada)                                                                        30,900
       250,000   Affinity Group sr. sub. notes 11 1/2s, 2003                                      262,500
                                                                                           --------------
                                                                                                  293,400

REIT's (Real Estate Investment Trust) (0.3%)
---------------------------------------------------------------------------------------------------------
       250,000   Tanger Properties L.P. Gtd. notes 8 3/4s, 2001                                   255,800

Recreation (2.6%)
---------------------------------------------------------------------------------------------------------
       100,000   Alliance Gaming Corp. sr. notes 12 7/8s, 2003                                    110,000
       100,000   Argosy Gaming Co. 1st mtge. 13 1/4s, 2004                                         87,750
       250,000   Casino America, Inc. sr. notes 12 1/2s, 2003                                     256,250
        85,000   Casino Magic Corp. 144A 1st mtge. 13s, 2003                                       85,000
       158,700   Colorado Gaming & Entertainment Co. sr. notes 12s, 2003                          152,352
       200,000   Grand Casinos, Inc. 1st mtge. 10 1/8s, 2003                                      206,000
       350,000   Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                   353,500
       350,000   Lady Luck Gaming Corp. 1st mtge. 11 7/8s, 2001                                   336,000
       216,000   Louisiana Casino Cruises Corp. 1st mtge. 11 1/2s, 1998                           218,160
       400,000   Mohegan Tribal Gaming Auth. Rev. Bonds Ser. B,
                   13 1/2s, 2002                                                                  531,000
       125,000   Trump Holdings & Funding Corp. sr. notes 15 1/2s, 2005                           143,125
       125,000   PRT Funding Corp. sr. notes 11 5/8s, 2004                                         88,750
                                                                                           --------------
                                                                                                2,567,887

Restaurants (0.1%)
---------------------------------------------------------------------------------------------------------
        35,000   AmeriKing. Inc. sr. notes 10 3/4s, 2006 +                                         36,750
       100,000   FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                              106,000
                                                                                           --------------
                                                                                                  142,750

Retail (1.6%)
---------------------------------------------------------------------------------------------------------
       120,000   Finlay Enterprises, Inc. sr. disc. deb. stepped-coupon
                   zero % (12s, 5/1/98), 2005 ++                                                  111,000
       180,000   Guitar Center Management Co. 144A sr. notes 11s, 2006                            197,100
       350,000   K mart Corp. med. term notes 7.85s, 2002                                         333,680
       130,000   Loehmanns, Inc. sr. notes 11 7/8s, 2003                                          142,350
       200,000   Mothers Work, Inc. sr. notes 12 5/8s, 2005                                       212,000
       500,000   Specialty Retailers, Inc. sr. sub. notes 11s, 2003                               520,000
                                                                                           --------------
                                                                                                1,516,130

School Buses (0.4%)
---------------------------------------------------------------------------------------------------------
        55,000   Blue Bird Body Co. sr. sub. notes Ser. B, 10 3/4s, 2006                           58,850
       335,000   Consorcio/MCII Holdings sec. notes stepped-coupon
                   zero % (12s, 11/15/98), 2002 ++                                                285,588
                                                                                           --------------
                                                                                                  344,438

Specialty Consumer Products (0.3%)
---------------------------------------------------------------------------------------------------------
        65,000   Genesco, Inc. sr. notes 10 3/8s, 2003                                             66,950
       250,000   Herff Jones, Inc. sr. sub. notes 11s, 2005                                       271,250
                                                                                           --------------
                                                                                                  338,200

Supermarkets (0.4%)
---------------------------------------------------------------------------------------------------------
       300,000   Ralphs Grocery Co. sr. notes 10.45s, 2004                                        319,500
        50,000   Supermercados Norte 144A bonds 10 7/8s, 2004
                   (Argentina)                                                                     50,563
                                                                                           --------------
                                                                                                  370,063

Telecommunication (5.0%)
---------------------------------------------------------------------------------------------------------
       620,000   American Communication Services, Inc. sr. disc. notes
                   stepped-coupon zero % (12 3/4s, 4/1/01), 2006 ++                               381,300
       250,000   Call-Net Enterprises sr. disc. notes stepped-coupon
                   zero % (13 1/4s, 12/1/99), 2004(Canada) ++                                     213,125
       575,000   Cencall Communications Corp. sr. disc. notes stepped-
                   coupon zero % (10 1/8s, 1/15/99), 2004 ++                                      437,000
       100,000   Dobson Communications Corp. 144A sr. notes
                   11 3/4s, 2007                                                                  101,750
       496,000   GST USA,Inc. company guaranty stepped-coupon
                   zero % (13 7/8s, 15/15/00), 2005 ++                                            319,920
       250,000   Hyperion Telecommunication Corp. sr. disc. notes
                   stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 ++                          146,875
       930,000   ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                   (13 1/2s, 9/15/00), 2005 ++                                                    690,525
       500,000   Intercel, Inc. sr. disc. notes stepped-coupon zero %
                   (12s, 5/1/01), 2006 ++                                                         325,000
       250,000   Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                     224,375
       305,000   Millicom International Cellular S.A. sr. disc. notes
                   stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                   (Luxembourg) ++                                                                205,875
       250,000   NEXTEL Communications, Inc. sr. disc. notes
                   stepped-coupon zero % (9 3/4s, 2/15/99), 2004 ++                               183,125
       750,000   NEXTEL Communications, Inc. sr. disc. notes
                   stepped-coupon zero % (11 1/2s, 9/1/98), 2003 ++                               626,250
       120,000   Orbcomm Global Capital Corp. sr. notes Ser. B, 14s, 2004                         129,000
       250,000   Pricellular Wireless Corp. sr. notes 10 3/4s, 2004                               262,500
       500,000   Pricellular Wire sr. disc. notes stepped-coupon Ser. B,
                   zero % (14s, 11/15/98), 2001 ++                                                502,500
       250,000   Teleport Communications Group Inc. sr. disc. notes
                   stepped-coupon zero % (11 1/8s, 7/1/01), 2007 ++                               176,250
                                                                                           --------------
                                                                                                4,925,370

Telephone Services (0.5%)
---------------------------------------------------------------------------------------------------------
       145,000   Globo Communicacoes 144A company guaranty
                   10 1/2s, 2006 (Brazil)                                                         148,625
       160,000   McLeod, Inc. 144A sr. disc. notes stepped-coupon zero %
                   (10 1/2s, 3/1/02), 2007 ++                                                      96,400
       200,000   Nextlink Communications, Inc. sr. notes 12 1/2s, 2006                            217,500
                                                                                           --------------
                                                                                                  462,525

Textiles (1.0%)
---------------------------------------------------------------------------------------------------------
       750,000   Foamex (L.P.) Capital Corp. sr. sub. deb. 11 7/8s, 2004                          806,250
       155,000   Polysindo International Finance company guaranty
                   11 3/8s, 2006 (Indonesia)                                                      169,338
                                                                                           --------------
                                                                                                  975,588

Utilities (0.1%)
---------------------------------------------------------------------------------------------------------
       100,000   Calpine Corp. sr. notes 9 1/4s, 2004                                             103,250

Wireless Communications (0.1%)
---------------------------------------------------------------------------------------------------------
        85,000   International Wireless Communications, Inc. sr. disc.
                   notes zero %, 2001                                                              50,575
        75,000   Omnipoint Corp. sr. notes 11 5/8s, 2006                                           74,250
        25,000   Omnipoint Corp. 144A sr. notes Ser. A, 11 5/8s, 2006                              25,063
                                                                                           --------------
                                                                                                  149,888
                                                                                           --------------
                 Total Corporate Bonds and Notes (cost $41,084,351)                        $   42,775,004

CONVERTIBLE BONDS AND NOTES (29.9%) *
PRINCIPAL AMOUNT                                                                                    VALUE

Aerospace and Defense (0.4%)
---------------------------------------------------------------------------------------------------------
  $    310,000   Diagnostic Retrieval Systems 144A cv. sr. sub. deb.
                   9s, 2003                                                                $      408,813

Automotive (1.0%)
---------------------------------------------------------------------------------------------------------
       400,000   Magna International cv. sub. deb. 5s, 2002                                       441,000
JPY 40,000,000   Toyota Motor Corp. cv. deb. 1.2s, 1998 (Japan)                                   533,200
                                                                                           --------------
                                                                                                  974,200

Banks (0.9%)
---------------------------------------------------------------------------------------------------------
       409,000   Banamex  144A cv. jr. sub. notes 11s, 2003 (Austria)                             431,495
       480,000   Mitsubishi Bank Ltd. International Finance cv. trust gtd.
                   notes 3s, 2002 (Japan)                                                         485,400
                                                                                           --------------
                                                                                                  916,895

Basic Industrial Products (0.4%)
---------------------------------------------------------------------------------------------------------
       420,000   Cooper Industries, Inc. cv. sub. 7.05s, 2015                                     457,800

Broadcasting (0.4%)
---------------------------------------------------------------------------------------------------------
       900,000   Jacor Communications, Inc. cv. sr. notes zero %, 2011                            427,500

Building and Construction (0.2%)
---------------------------------------------------------------------------------------------------------
       149,000   Trimas Corp. cv. sub. deb. 5s, 2003                                              159,058

Business Equipment and Services (1.2%)
---------------------------------------------------------------------------------------------------------
       460,000   Corporate Express, Inc. 144A cv. notes 4 1/2s, 2000                              418,025
       250,000   National Data Corp. cv. sub. notes 5s, 2003                                      238,750
       540,000   U.S. Office Products Co. 144A cv. sub. notes 5 1/2s, 2003                        498,150
                                                                                           --------------
                                                                                                1,154,925

Cable Television (0.9%)
---------------------------------------------------------------------------------------------------------
       955,000   Comcast Corp. cv. notes 1 1/8s, 2007                                             496,600
       365,000   International Cabletel Inc. 144A cv. deb. 7 1/4s, 2005                           344,469
                                                                                           --------------
                                                                                                  841,069

Computer Equipment (0.8%)
---------------------------------------------------------------------------------------------------------
       385,000   Intevac, Inc. 144A cv. sub. notes 6 1/2s, 2004                                   386,925
       460,000   Synoptics Communications Inc. 144A cv. sub. deb.
                   5 1/4s, 2003                                                                   400,775
                                                                                           --------------
                                                                                                  787,700

Computers (1.3%)
---------------------------------------------------------------------------------------------------------
       610,000   Safeguard Scientifics, Inc. 144A cv. sub. notes 6s, 2006                         555,100
       925,000   Softkey International, Inc. 144A cv. sr. notes 5 1/2s, 2000                      714,563
                                                                                           --------------
                                                                                                1,269,663

Conglomerates (0.3%)
---------------------------------------------------------------------------------------------------------
       240,000   Hexcel Corp. cv. sub. notes 7s, 2003                                             345,600

Consumer Non Durables (1.1%)
---------------------------------------------------------------------------------------------------------
     1,925,000   Coleman Worldwide Corp. cv. sr. sec. notes LYON
                   zero %, 2013                                                                   560,656
       550,000   Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007 +                           491,562
                                                                                           --------------
                                                                                                1,052,218

Consumer Services (2.0%)
---------------------------------------------------------------------------------------------------------
     1,525,000   Boston Chicken, Inc. cv. notes zero %, 2015                                      451,781
     1,650,000   Hollinger, Inc. cv. LYON zero %, 2013                                            594,000
       350,000   Protection One, Inc. cv. sr. sub. notes 6 3/4s, 2003                             325,938
       555,000   WMS Industries, Inc. cv. deb. 5 3/4s, 2002                                       538,350
                                                                                           --------------
                                                                                                1,910,069

Electronics and Electrical Equipment (3.6%)
---------------------------------------------------------------------------------------------------------
       340,000   Lernout & Hauspie Speech Products N.V. 144A cv.
                   sub. notes 8s, 2001 (Belgium)                                                  363,800
       670,000   Motorola, Inc. cv. sub. deb. LYON zero %, 2013                                   491,613
       430,000   S3, Inc. 144A cv. sub. notes 5 3/4s, 2003                                        490,200
       365,000   SCI Systems, Inc. cv. sub. notes 5s, 2006                                        470,394
       225,000   Texas Instruments cv. sub. deb. 2 3/4s, 2002                                     418,781
       540,000   Thermo Electron Corp. 144A cv. sub. deb. 4 1/4s, 2003                            585,900
       395,000   Thermo Optek Corp. 144A cv. bonds 5s, 2000                                       418,700
       295,000   Thermo Quest Corp. 144A cv. company guaranty 5s, 2000                            312,700
                                                                                           --------------
                                                                                                3,552,088

Environmental Control (1.1%)
---------------------------------------------------------------------------------------------------------
       460,000   U.S. Filter Corp. cv. sub. notes 4 1/2s, 2001                                    489,900
       230,000   USA Waste Services, Inc. cv. sub. notes 4s, 2002                                 237,763
       355,000   WMX Technologies, Inc. cv. sub. notes 2s, 2005                                   319,500
                                                                                           --------------
                                                                                                1,047,163

Gaming (0.2%)
---------------------------------------------------------------------------------------------------------
       250,000   Argosy Gaming cv. sub. notes 12s, 2001                                           167,500

Health Care (1.7%)
---------------------------------------------------------------------------------------------------------
       340,000   Renal Treatment Centers, Inc. 144A cv. sub. notes 5
                   5/8s, 2006                                                                     331,925
        80,000   Renal Treatment Centers, Inc. cv. sub. notes 5 5/8s, 2006                         78,100
       465,000   Rotech Medical Corp. 144A cv. sub. deb. 5 1/4s, 2003                             423,731
       400,000   TheraTx Inc. cv. sub. 8s, 2002                                                   397,000
       430,000   Vivra, Inc. 144A cv. sub. notes 5s, 2001                                         439,138
                                                                                           --------------
                                                                                                1,669,894

Hospital Management and Medical Services (1.4%)
---------------------------------------------------------------------------------------------------------
       420,000   Integrated Health Services, Inc. cv. sub. deb. 6s, 2003                          430,500
       530,000   Sun Healthcare Group Inc. 144A cv. sub. notes 6s, 2004                           487,600
       320,000   U.S. Diagnostic Laboratories, Inc. 144A cv. sub. deb.
                   9s, 2003                                                                       432,000
                                                                                           --------------
                                                                                                1,350,100

Insurance and Finance (1.4%)
---------------------------------------------------------------------------------------------------------
       470,000   Berkshire Hathaway, Inc. cv. sr. notes 1s, 2001                                  491,150
       335,000   Pioneer Financial Services, Inc. cv. sub. notes 6 1/2s, 2003                     468,163
       550,000   USF&G Corp. cv. sub. notes zero %, 2009                                          380,875
                                                                                           --------------
                                                                                                1,340,188

Lodging  and Gaming (0.4%)
---------------------------------------------------------------------------------------------------------
       375,000   Signature Resorts, Inc. cv. sub. notes 5 3/4s, 2007                              362,813

Medical Supplies and Devices (0.5%)
---------------------------------------------------------------------------------------------------------
       350,000   Phoenix Shannon 144A cv. sr. sub. notes 9 1/2s, 2000 +                           105,000
       415,000   Uromed Corp. 144A cv. sub. notes 6s, 2003                                        365,719
                                                                                           --------------
                                                                                                  470,719

Metals and Mining (0.4%)
---------------------------------------------------------------------------------------------------------
       440,000   Quanex Corp. cv. sub. deb. 6.88s, 2007                                           453,200

Oil and Gas (0.8%)
---------------------------------------------------------------------------------------------------------
       500,000   Lomak Petroleum, Inc. 144A cv. sub. deb. 6s, 2007                                550,000
       225,000   Swift Energy Co. cv. sub. notes 6 1/4s, 2006                                     212,625
                                                                                           --------------
                                                                                                  762,625

Paper and Forest Products (0.4%)
---------------------------------------------------------------------------------------------------------
       320,000   Stone Container Corp. cv. sr. sub. notes 8 7/8s, 2000                            411,200

Pharmaceuticals (2.2%)
---------------------------------------------------------------------------------------------------------
     1,145,000   Alza Corp. cv. sub. notes. LYON zero %, 2014                                     495,213
       390,000   Nabi, Inc. 144A cv. sub. notes 6 1/2s, 2003                                      389,025
       355,000   North American Vaccine 144A cv. sub. notes 6 1/2s, 2003                          338,581
       715,000   Pharmaceutical Marketing Services Inc. 144A cv. deb.
                   6 1/4s, 2003                                                                   561,275
       745,000   Roche Holdings, Inc. 144A cv. unsub. LYON zero %, 2010
                   (Switzerland)                                                                  350,150
                                                                                           --------------
                                                                                                2,134,244

Publishing (0.3%)
---------------------------------------------------------------------------------------------------------
       325,000   Graphic Industries cv. sub. deb. 7s, 2006                                        297,780

REIT's  (Real Estate Investment Trust) (0.3%)
---------------------------------------------------------------------------------------------------------
       305,000   LTC Properties, Inc. cv. sub. deb. 7 3/4s, 2002                                  325,588

Recreation (0.3%)
---------------------------------------------------------------------------------------------------------
       275,000   Speedway Motorsports, Inc. 144A cv. sub. notes 5 3/4s,
                 2003                                                                             275,000

Retail (2.6%)
---------------------------------------------------------------------------------------------------------
       790,000   Baker (J.), Inc. cv. deb. 7s, 2002                                               673,475
       470,000   Home Depot, Inc. cv. sub. notes 3 1/4s, 2001                                     471,175
       585,000   Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003                                470,193
       425,000   Pier 1 Imports, Inc. cv. sub. notes 5 3/4s, 2003                                 478,655
       675,000   Rite Aid Corp. cv. deb. zero %, 2006                                             458,156
                                                                                           --------------
                                                                                                2,551,654

Semiconductors (0.8%)
---------------------------------------------------------------------------------------------------------
       370,000   Plasma & Materials Technologies, Inc. 144A cv. notes
                   7 1/8s, 2001                                                                   379,712
       350,000   Xilinx, Inc. 144A cv. sub. notes 5 1/4s, 2002                                    385,000
                                                                                           --------------
                                                                                                  764,712
Telecommunication (0.6%)
---------------------------------------------------------------------------------------------------------
        62,000   GST Telecommunications, Inc. 144A cv. sr. disc. notes
                   stepped-coupon zero % (13 7/8s, 15/15/00), 2005 ++                              51,770
       465,000   MIDCOM Communications, Inc. 144A cv. sub. deb.
                   8 1/4s, 2003                                                                   434,775
       225,000   Winstar Communications. Inc. cv sr. disc. notes zero %,
                 2005                                                                             157,500
                                                                                           --------------
                                                                                                  644,045
                                                                                           --------------
                 Total Convertible Bonds and Notes (cost $28,343,686)                      $   29,286,023

CONVERTIBLE PREFERRED STOCKS (17.7%) *
NUMBER OF SHARES                                                                                    VALUE

Automotive (1.0%)
---------------------------------------------------------------------------------------------------------
         7,335   Federal Mogul Corp. 144A  $3.875 cv. pfd.                                 $      507,949
         4,590   Ford Motor Co. Ser. A, $4.20 dep. shs. cv. pfd.                                  496,294
                                                                                           --------------
                                                                                                1,004,243

Banks (2.3%)
---------------------------------------------------------------------------------------------------------
         7,740   Matewan Bancshares, Inc. Ser. A, $1.875 cv. pfd.                                 187,695
         6,070   Roosevelt Financial Group $3.25 cv. pfd.                                         519,744
        10,450   Sovereign Bancorp Inc. $3.13 cv. pfd.                                            796,813
        12,540   Union Planters Corp. Ser. E, $2.00 cv. pfd.                                      700,673
                                                                                           --------------
                                                                                                2,204,925

Basic Industrial Product (1.0%)
---------------------------------------------------------------------------------------------------------
         3,935   Case Corp. $ 4.50 cv. pfd.                                                       492,858
        12,200   Greenfield Capital Trust 144A $ 3.00 cv. pfd.                                    503,250
                                                                                           --------------
                                                                                                  996,108

Broadcasting (1.2%)
---------------------------------------------------------------------------------------------------------
         7,725   Chancellor Broadcasting Corp. 144A $ 3.50 cv. pfd.                               409,425
         9,630   SFX Broadcasting, Inc. 144A  Ser. D, $ 3.25 cv. pfd.                             440,573
           350   SFX Broadcasting, Inc. Ser. D, $ 3.25 cv. pfd.                                    16,013
        32,400   Triathlon Broadcasting Co. $ 0.945 cv. pfd.                                      324,000
                                                                                           --------------
                                                                                                1,190,011

Business Services (0.3%)
---------------------------------------------------------------------------------------------------------
         3,645   Ikon Office Solutions Inc, $ 5.03 cv.pfd                                         340,808

Computer Products (0.5%)
---------------------------------------------------------------------------------------------------------
        13,450   Vanstar Corp. 144A $ 3.375 cv. pfd.                                              511,100

Conglomerates (0.5%)
---------------------------------------------------------------------------------------------------------
         7,990   Corning Deleware(L.P.) $ 3.00 cv. pfd.                                           498,376

Consumer Services (0.6%)
---------------------------------------------------------------------------------------------------------
         5,740   Service Corp. International $ 3.125 cv. pfd.                                     553,910

Financial Services (0.9%)
---------------------------------------------------------------------------------------------------------
         6,750   Finova Finance Trust $ 2.75 cv. pfd.                                             389,813
         8,640   Penncorp Financial Group, Inc. 144A $ 3.50 cv.pfd.                               501,120
                                                                                           --------------
                                                                                                  890,933

Food (0.5%)
---------------------------------------------------------------------------------------------------------
         8,770   Chiquita Brands International, Inc. Ser. B, $ 3.75 cv. pfd.                      482,350

Insurance and Finance (2.3%)
---------------------------------------------------------------------------------------------------------
         6,450   Ahmanson (H.F.) & Co. $ 3.00 cv. pfd.                                            548,250
         6,400   American Bankers Insurance Group, Inc. Ser. B, $ 3.125
                   cv. pfd.                                                                       419,200
         9,150   American General Delaware Corp. $ 3.00 cv. pfd.                                  531,843
         6,300   Neuvo Financing I ser. A, $ 2.875 cv. pfd.                                       307,125
         6,930   St. Paul Capital LLC $ 3.00 cv. pfd.                                             427,928
                                                                                           --------------
                                                                                                2,234,346

Metals and Mining (1.7%)
---------------------------------------------------------------------------------------------------------
        23,320   Freeport-McMoRan Copper Co., Inc. $ 1.75 dep.
                   shs. cv. pfd.                                                                  685,025
        11,970   Pittston Mineral Corp. 144A $3.125 dep. shs. cv. pfd.                            454,860
        10,195   Timet Capital Trust I 144A $ 3.3125 cv. pfd.                                     498,281
                                                                                           --------------
                                                                                                1,638,166

Non-Ferrous Metals (0.4%)
---------------------------------------------------------------------------------------------------------
         7,020   Amax Gold, Inc. Ser. B, $ 3.75 cv. pfd.                                          389,610

Oil and Gas (1.4%)
---------------------------------------------------------------------------------------------------------
         6,775   Occidental Petroleum Corp. 144A $ 3.875 cv. pfd.                                 403,958
         9,205   Tejas Gas Corp. $ 2.65 cv. pfd.                                                  506,275
         8,300   Tosco Financing Trust 144A $ 2.875 cv. pfd.                                      444,050
                                                                                           --------------
                                                                                                1,354,283

Real Estate (0.9%)
---------------------------------------------------------------------------------------------------------
         5,375   Catellus Development Corp. 144A Ser. B, $ 3.625 cv. pfd.                         424,625
         9,180   Insignia Financial Group, Inc. 144A $ 3.25 cv. pfd.                              467,032
                                                                                           --------------
                                                                                                  891,657

Recreation (0.5%)
---------------------------------------------------------------------------------------------------------
        10,330   Station Casinos, Inc. $ 3.50 cv. pfd.                                            475,180

Retail (0.7%)
---------------------------------------------------------------------------------------------------------
        11,650   K mart Financing I $ 3.875 cv. pfd.                                              637,837

Telecommunication (0.5%)
---------------------------------------------------------------------------------------------------------
        10,970   Airtouch Communications, Inc. Ser. C, $ 2.125 cv. pfd.                           529,302

Utilities (0.5%)
---------------------------------------------------------------------------------------------------------
         7,970   Calenergy Capital Trust 144A $ 3.125 cv. pfd.                                    502,110
                                                                                           --------------
                 Total Convertible Preferred Stocks (cost $15,408,180)                     $   17,325,255

PREFERRED STOCKS (4.1%) *
NUMBER OF SHARES                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
         2,075   Alliance Gaming Corp. Ser. B, $15.00 pfd.[2 DBL. DAGGERS]                 $      211,650
           300   American Radio Systems Corp. 144A $13.375 pfd.[2 DBL. DAGGERS]                    31,050
         2,000   AmeriKing, Inc. $ 3.25 pfd. [2 DBL. DAGGERS]                                      54,000
         2,381   Cablevision Systems Corp. Ser. H, $ 11.75 cv. pfd. Ser. H [2 DBL. DAGGERS]       225,600
         3,081   Cablevision Systems Corp. Ser. M, $ 11.125 dep. shs. pfd. [2 DBL. DAGGERS]       283,452
         3,000   California  Federal Bankcorp Inc. Ser. B, $ 11.50 pfd.                           342,750
         2,000   California Federal Bank Ser. B, $ 10.625 exch. pfd.                              222,500
         1,000   Chancellor Radio Broadcasting 144A $12.00 pfd.                                   103,000
         2,970   Chevy Chase Capital Corp. Ser. A,$5.1875 pfd.                                    158,152
         3,755   Diva Systems Corp. Ser. C, $ 6.00 pfd.                                            32,856
         2,229   El Paso Electric Co. $ 11.40 pfd [2 DBL. DAGGERS]                                248,534
           125   Fresenius Medical Care AG $9.00 pfd.                                             128,750
            85   International CableTel, Inc. 144A $ 13.00 pfd. [2 DBL. DAGGERS]                   85,000
         5,000   Pantry Pride Inc. Ser. B, $ 14.875 pfd.                                          503,750
        22,000   SDW Hldgs Corp. 144A $3.75 pfd. +                                                638,000
         1,950   SFX Broadcasting, Inc. Ser. E, $12.625 pfd. [2 DBL. DAGGERS]                     200,850
           483   Time Warner Inc. Ser. M, $ 10.25 pfd. [2 DBL. DAGGERS]                           536,130
                                                                                           --------------
                 Total Preferred Stocks   (cost $3,799,395)                                $    4,006,024

UNITS (2.1%) *
NUMBER OF UNITS                                                                                     VALUE
---------------------------------------------------------------------------------------------------------
            75   Advanced Radio Telecommunications units 14s, 2007                          $      90,000
            50   Celcaribe S.A. 144A units stepped-coupon zero %
                   (13 1/2s, 3/15/98), 2004 ++                                                    640,000
            95   Colt Telecommunications Group PLC units
                   stepped-coupon zero % (12s, 12/15/01), 2006
                   (United Kingdom) ++                                                             61,275
           185   Diva Systems Corp. 144A units stepped-coupon zero %
                   (13s, 5/15/01), 2006 ++                                                        109,150
            90   Esat Holdings Ltd. 144A units stepped-coupon zero %
                   (12 1/2s, 2/1/02), 2007 ++                                                      53,100
           200   Fitzgerald Gaming Co. units 13s, 2002                                            160,000
           115   Globalstar L.P. Capital units 11 3/8s, 2004                                      120,750
           200   Interact Systems, Inc. 144A units stepped-coupon
                   zero % (14s, 8/1/99), 2003 ++                                                  108,000
         2,525   Nextlink Communications 144A pfd. units zero %
                   (14s, 2/1/99), 2009 [2 DBL. DAGGERS]                                           126,250
           190   Real Time Data 144A units stepped-coupon zero %
                   (13 1/2s, 8/15/01), 2006 ++                                                    105,450
           135   RSL Communications, Ltd. 144A units 12 1/4s, 2006                                140,400
           450   Winstar Communications, Inc. 144A sr disc. notes
                   stepped-coupon zero % (14s, 10/15/00), 2005 ++                                 292,500
                                                                                           --------------
                 Total Units (cost $1,705,610)                                             $    2,006,875

COMMON STOCKS (0.9%) *
NUMBER OF SHARES                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
            50   AmeriKing, Inc. +                                                          $       2,500
        22,025   PSF Holdings LLC Class A +                                                       550,625
         1,800   Terex Corp. Rights 144A  +                                                         5,400
        19,800   Titan Wheel International, Inc.                                                  279,675
                                                                                           --------------
                 Total Common Stocks (cost $1,168,969)                                      $     838,200

FOREIGN GOVERNMENT BONDS AND NOTES (0.3%) *(cost $249,263)
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
USD    460,000   Russia (Government of) non performing
                   loan 2020 +##                                                            $     277,150


WARRANTS (0.2%) *+
NUMBER OF WARRANTS                                                       EXPIRATION DATE            VALUE
---------------------------------------------------------------------------------------------------------
         2,400   Cellnet Data Systems 144A                                       6/15/00   $       42,000
           250   Hyperion Telecommunications 144A                                4/15/01            5,564
         6,534   Intelcom Group                                                  10/15/05          91,475
           200   Interact Systems Inc 144A                                       3/19/99               50
            85   International Wireless Communications Holdings                  3/21/99                1
         1,001   Petracom Holdings, Inc.                                         8/1/00             7,132
         2,200   SDW Hldgs Corp. Senior B  144A                                  4/1/04            28,600
            75   Sterling Chemicals Holdings                                     8/15/08            2,625
             4   Telemedia Broadcasting Corp.                                    4/1/04             3,370
                                                                                           --------------
                 Total Warrants  (cost $182,269)                                           $      180,817

SHORT-TERM INVESTMENTS (1.6%) *(cost $1,571,234)
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
     1,571,000   Interest in $594,385,000 joint repurchase agreement
                   dated February 28, 1997 with Morgan (J.P.) &
                   Co. due March 3, 1997 with respect to various
                   U.S. Treasury obligations -- maturity value of
                   $1,571,702 for an effective yield of 5.36 %                             $    1,571,234
---------------------------------------------------------------------------------------------------------
                 Total Investments (cost $93,512,957) ***                                  $   98,266,582
---------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $97,790,522.

*** The aggregate identified cost for federal income purpose is $93,520,495, resulting in gross unrealized appreciation and depreciation of $6,853,372 and $2,107,285, respectively, or net unrealized appreciation of $4,746,087.

+   Non-income-producing security.

++  The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

[2 DBL. DAGGERS] Income may be received in cash or additional securities at the discretion of the issuer.

##  When-issued securities (Note 1)

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at February 28, 1997
(Aggregate Face Value $408,930)
                                    Market     Aggregate Face     Delivery   Unrealized
                                    Value          Value            Date    Appreciation
----------------------------------------------------------------------------------------
Japanese Yen                       $353,970       $404,234         1/28/98       $50,264
Japanese Yen                          4,085          4,696         7/28/97           611
----------------------------------------------------------------------------------------
                                                                                 $50,875
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these finanical statements.





Statement of assets and liabilities
February 28, 1997

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $93,512,957) (Note 1)                                                 $ 98,266,582
---------------------------------------------------------------------------------------------------
Cash                                                                                         20,075
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                 1,189,000
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                              334,410
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                               50,875
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                   24,294
---------------------------------------------------------------------------------------------------
Total assets                                                                             99,885,236

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                       573,659
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                          1,117,645
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 3)                                                315,686
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 3)                                   31,888
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 3)                                                4,857
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 3)                                                    826
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       50,153
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         2,094,714
---------------------------------------------------------------------------------------------------
Net assets                                                                              $97,790,522

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 2)                                                        $ 92,004,703
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                  (636,454)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                    1,617,773
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                         4,804,500
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                              $97,790,522

Computation of net asset value
---------------------------------------------------------------------------------------------------
Net asset value per share ($97,790,522 divided by
3,704,000 shares)                                                                            $26.40
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of operations
Year ended February 28, 1997

Investment income:
--------------------------------------------------------------------------------------------------
Interest income (net of foreign tax of $219)                                           $ 7,054,117
--------------------------------------------------------------------------------------------------
Dividends                                                                                1,164,920
--------------------------------------------------------------------------------------------------
Total investment income                                                                  8,219,037

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 3)                                                         1,323,367
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 3)                                             141,557
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 3)                                                           15,930
--------------------------------------------------------------------------------------------------
Administrative services (Note 3)                                                             5,705
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                               7,128
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     42,950
--------------------------------------------------------------------------------------------------
Registration fees                                                                              433
--------------------------------------------------------------------------------------------------
Auditing                                                                                    31,573
--------------------------------------------------------------------------------------------------
Legal                                                                                      106,487
--------------------------------------------------------------------------------------------------
Postage                                                                                     16,497
--------------------------------------------------------------------------------------------------
Other                                                                                           79
--------------------------------------------------------------------------------------------------
Total expenses                                                                           1,691,706
--------------------------------------------------------------------------------------------------
Expense reduction (Note 3)                                                                 (22,681)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             1,669,025
--------------------------------------------------------------------------------------------------
Net investment income                                                                    6,550,012
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 4)                                         5,138,324
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                                    516
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the year                                                       50,875
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                                 525,919
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                  5,715,634
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $12,265,646
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                                        For the period
                                                                                                         June 29, 1995
                                                                                                         (commencement
                                                                                        Year ended       of operations)
                                                                                       February 28      to February 29,
                                                                                              1997                1996
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   $ 6,550,012        $ 4,340,467
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                             5,138,840          1,791,739
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                                576,794          4,227,706
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     12,265,646         10,359,912
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income                                                               (6,781,670)        (4,259,594)
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                    (4,938,258)          (251,871)
----------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                                         (636,454)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions                                                         --         91,932,811
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                     (90,736)        97,781,258

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                      97,881,258            100,000
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net
investment income and undistributed net investment
income of $636,454 and $124,797, respectively)                                          $97,790,522        $97,881,258

Number of fund shares
----------------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of period                                                 3,704,000              4,000
----------------------------------------------------------------------------------------------------------------------
Shares issued in connection with public offering                                                 --          3,700,000
----------------------------------------------------------------------------------------------------------------------
Shares outstanding at end of period                                                       3,704,000          3,704,000
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------
                                                                          For the Period
Per-share                                                      Year ended  June 29, 1995+
operating performance                                             Feb. 28     to Feb. 29
------------------------------------------------------------------------------------------
                                                                     1997           1996
------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                $26.43         $24.85(a)
------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------
Net investment income                                                1.77           1.17
------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                  1.54           1.63
------------------------------------------------------------------------------------------
Total from
investment operations                                                3.31           2.80
------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------
From net
investment income                                                   (1.83)         (1.15)
------------------------------------------------------------------------------------------
From net realized gain
on investments                                                      (1.34)          (.07)
------------------------------------------------------------------------------------------
In excess of
net investment income                                                (.17)            --
------------------------------------------------------------------------------------------
Total distributions                                                 (3.34)         (1.22)
------------------------------------------------------------------------------------------
Net asset value,
end of period                                                      $26.40         $26.43
------------------------------------------------------------------------------------------
Market value,
end of period                                                     $24.375        $22.625
------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------
Total investment return
at market value (%)(b)                                              23.54          (4.53)*
------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $97,791        $97,881
------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                            1.72           1.14*
------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                            6.66           4.56*
------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              70.33          38.92*
------------------------------------------------------------------------------------------
Average commission
rate paid (d)                                                      $.0539
------------------------------------------------------------------------------------------

+   Commencement of operations.

*   Not annualized.

(a) Represents initial net asset value of $25.00 less offering expenses of $0.15. Original offering costs were reduced by $0.03 to reflect actual cost incurred.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements. (Note 3)

(d) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Notes to financial statements
February 28, 1997

Note 1
Significant accounting policies

Putnam Convertible Opportunities and Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund seeks current income and capital appreciation by investing primarily in a diversified portfolio of convertible securities and non-convertible, higher risk, high yield securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Market quotations are not considered to be readily available for long-term corporate bonds and notes, preferred stocks and certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount, stepped-coupon bonds and payment in kind bonds are accreted according to the effective yield method.

Securities purchased or sold on a when-issued basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

These differences include treatment of losses on wash sale transactions, interest on payment-in-kind securities, market discount, amortization of bond premium, defaulted bond interest, organization expenses, non-taxable dividends, realized and unrealized gains and losses on forward foreign currency contracts. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended February 28, 1997, the fund reclassified $106,861 to decrease distributions in excess of net investment income and $10,111 to decrease paid-in-capital, with a decrease to accumulated net realized gain on investments of $96,750. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $36,134. These expenses are being amortized on a straight line basis over a five-year period.

Note 2
Initial capitalization and offering of shares

The fund was established as a Massachusetts business trust on February
23, 1995. During the period February 23, 1995 to June 28, 1995 the fund had no operations other than those related to organizational matters, including the initial capital contribution of $100,000, and the issuance of 4,000 shares to Putnam Mutual Funds Corp. on June 12, 1995.

On June 29, 1995, the fund completed the initial public offering of 3,700,000 of its shares for which it received net proceeds of $92,500,000 before deducting $567,189 of initial offering expenses. The fund will reimburse Putnam Management for these expenses.

Note 3
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the annual rate of 1.10% of average net assets.

The fund compensates Putnam Management for administrative services based on quarterly net assets of the fund. Such administrative fees are based at an annual rate of 0.25% of the average net assets of the fund.

The fund also reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended February 28, 1997, fund expenses were reduced by $22,681 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $620 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 4
Purchase and sales of securities

During the year ended February 28, 1997, purchases and sales of investment securities other than short-term investments aggregated $68,088,697 and $76,290,067, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.


Federal tax information

(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the fund hereby designates $0.144 per share as capital gain dividends for its taxable year ended February 28, 1997.

The fund has designated 11.69% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1998 will show the tax status of all distributions paid to your account in calendar 1997.



Results of December 5, 1996 shareholder meeting (Unaudited)

A meeting of shareholders of the fund was held on December 5, 1996. At the meeting, a proposal to fix the number of and to elect Class A Trustees was elected, as follows:
                                                       Votes
                                  Votes for         withheld

Jameson Adkins Baxter             2,016,764           49,823
Hans H. Estin                     2,014,929           51,658
Lawrence J. Lasser                2,016,064           50,523
William F. Pounds                 2,014,229           52,358

A proposal to ratify the selection of Coopers & Lybrand L.L.P. as auditors for the fund was approved as follows: 2,019,644 votes for, and 16,054 votes against, with 30,889 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in the securities of a single issuer was approved as follows:
1,666,793 votes for, and 56,761 votes against, with 343,033 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to making loans through purchases of debt obligations, repurchase agreements and securities loans was approved as follows: 1,600,009 votes for, and 117,171 votes against, with 349,407 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to concentration of its assets was approved as follows: 1,668,990 votes for, and 59,272 votes against, with 338,325 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in commodities or commodity contracts was approved as follows:
1,606,577 votes for, and 108,831 votes against, with 351,179 abstentions and broker non-votes.

All tabulations are rounded to nearest whole number.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Hugh H. Mullin
Vice President and Fund Manager

Jennifer E. Leichter
Vice President and Fund Manager

William N. Sheibler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time for up-to-date information about the fund's NAV.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109


--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

32142-224     2/97